Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2017 and 2016, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2017	2016
Change in fair value of plan assets
Fair value at beginning of measurement period	$167,047	$153,498
Actual return on plan assets	21,573	19,256
Employer contributions	15,000	—
Benefits paid	(7,885)	(5,707)
Fair value at end of measurement period	$195,735	$167,047
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$114,455	$102,245
Service cost	5,270	5,055
Interest cost	5,085	4,869
Actuarial loss	21,773	7,993
Benefits paid	(7,885)	(5,707)
Projected benefit obligation at the end of measurement period	$138,698	$114,455
Funded status at end of year (fair value of plan assets less benefit obligation)	$57,037	$52,592

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2017	2016
Equity securities	50% - 100%	79%	84%
Fixed income and cash equivalents	remaining balance	21%	16%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Discount rate	3.89%	4.58%	4.88%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	4.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2018	$8,274
2019	8,404
2020	9,320
2021	10,526
2022	10,937
2023-2027	53,456
Total	$100,917

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2017 and 2016.

(In thousands)	2017	2016
Prior service cost	$—	$—
Net actuarial loss	(33,799)	(22,677)
Total	(33,799)	(22,677)
Deferred taxes	7,098	7,937
Disparate tax effect (1)	3,175	—
Accumulated other comprehensive loss	$(23,526)	$(14,740)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2017, 2016 and 2015, components of net periodic benefit income and other amounts recognized in other comprehensive income were as follows:

(In thousands)	2017	2016	2015
Components of net periodic benefit income and other amounts recognized in other comprehensive income
Service cost	$(5,270)	$(5,055)	$(5,368)
Interest cost	(5,085)	(4,869)	(4,695)
Expected return on plan assets	11,455	10,950	11,420
Amortization of prior service cost	—	—	(15)
Recognized net actuarial loss	(576)	(773)	(637)
Net periodic benefit income	$524	$253	$705
Change to net actuarial (loss) gain for the period	$(11,698)	$168	$(1,400)
Amortization of prior service cost	—	—	15
Amortization of net loss	576	773	637
Total recognized in other comprehensive income	(11,122)	941	(748)
Total recognized in net benefit income and other comprehensive income	$(10,598)	$1,194	$(43)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit income for the years ended December 31, 2017, 2016 and 2015 are listed below:

	2017	2016	2015
Discount Rate	4.58%	4.88%	4.42%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	3.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.00%	7.25%	7.25%